Income Tax (Details) - Schedule of statutory tax rate to the effective tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of statutory tax rate to the effective tax rate [Abstract]
U.S. federal statutory income tax (benefit)	21.00%	(21.00%)
Foreign tax rate differential	4.50%	(4.00%)
Change in valuation allowances	3.00%	25.00%
Effective income tax rate	28.50%		0.00%	0.00%